SHARE-BASED COMPENSATION - Summary of Allocated Share-based Compensation Expense (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SHARE-BASED COMPENSATION-CONTINUED
Share-based compensation expense	¥ 17,114,743	$ 2,344,710	¥ 38,490,513	¥ 158,522,520
Cost of revenue
SHARE-BASED COMPENSATION-CONTINUED
Share-based compensation expense	1,719,572	235,580	2,187,338	4,160,056
Sales and marketing
SHARE-BASED COMPENSATION-CONTINUED
Share-based compensation expense	2,903,898	397,832	7,715,989	14,691,410
General and administrative
SHARE-BASED COMPENSATION-CONTINUED
Share-based compensation expense	12,234,589	1,676,132	26,831,755	135,888,877
Research and development
SHARE-BASED COMPENSATION-CONTINUED
Share-based compensation expense	¥ 256,684	$ 35,166	¥ 1,755,431	¥ 3,782,177